Foreign Exchange (Gain) Loss, Net - Schedule of Foreign Exchange Gain Loss Net (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Unrealized Foreign Exchange (Gain) Loss	$ 550	$ (210)
Realized Foreign Exchange (Gain) Loss	(88)	143
Total	462	(67)
U.S. Dollar Debt Issued From Canada
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Unrealized Foreign Exchange (Gain) Loss	442	(231)
Other
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Unrealized Foreign Exchange (Gain) Loss	$ 108	$ 21